JPMorgan US GARP Equity Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan US GARP Equity Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,434
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	622
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	218
Expense Example, with Redemption, 10 Years	$ 499